Long-term Debt (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended			12 Months Ended											12 Months Ended					12 Months Ended						12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 6.5% Senior Convertible Notes [Member]	Dec. 31, 2011 6.5% Senior Convertible Notes [Member]	Mar. 31, 2006 6.5% Senior Convertible Notes [Member]	Dec. 31, 2005 6.5% Senior Convertible Notes [Member]	Mar. 15, 2011 2.75% convertible senior notes, net [Member]	Dec. 31, 2012 2.75% convertible senior notes, net [Member]	Dec. 31, 2012 Borrowings under Revolving Credit Facility [Member]	Dec. 31, 2011 Borrowings under Revolving Credit Facility [Member]	Dec. 31, 2012 Incremental term loan [Member]	Dec. 31, 2012 Term Loan [Member]	Dec. 31, 2011 Term Loan [Member]	Dec. 31, 2012 December 31, 2013 [Member]	Dec. 31, 2012 March 31, 2013 [Member]	Dec. 31, 2012 June 30, 2013 [Member]	Dec. 31, 2012 September 30, 2013 [Member]	Dec. 31, 2012 Maximum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2012 Amended and Restated Credit Agreement [Member]	Dec. 31, 2012 Term Loan Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Jul. 20, 2012 Revolving Credit Facility [Member]	Mar. 15, 2011 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Amended and Restated Credit Agreement [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Amended and Restated Credit Agreement [Member] Maximum [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Amended and Restated Credit Agreement [Member] Minimum [Member]	Dec. 31, 2012 Letter of Credit [Member]	Dec. 31, 2012 2010 Credit Agreement [Member]	Dec. 31, 2011 2010 Credit Agreement [Member]	Dec. 31, 2012 2010 Credit Agreement [Member] 6.5% Senior Convertible Notes [Member]	Dec. 31, 2012 2010 Credit Agreement [Member] Amended and Restated Credit Agreement [Member]
Debt Instrument [Line Items]
Unamortized discount		$ 4,983	$ 7,138
Expiry period																									4 years	3 years
Term loan facility																									300,000	175,000			115,000			150,000
Maturity period of term loan facility													Jun. 30, 2014												Jun. 30, 2014	Jun. 30, 2013			Jun. 30, 2014
Incremental term loans																								60,000												60,000
Percentage of principal amount of incremental term loans													97.00%
Percentage of utilization of line of Credit Facility																										100.00%
Maximum limit of Borrowings																																25,000
Interest rate on convertible notes					6.50%					2.75%
Maximum Total Leverage Ratio	5.50 to 1	4.00 to 1																																	3.00 to 1.00 or less	2.25 to 1.00 or less
Borrowed against Revolving Credit Facility		0	0		32,050																					32,050	25,000	59,357
Sublimit for new borrowings under revolving credit facility																				75,000		50,000								50,000	0
Company has received net proceeds from asset sales or equity issuances		90,000
Repayment of outstanding borrowing																										12,000
Eurocurrency rate for term loans																																	9.50%
Eurocurrency rate for Revolving Credit facility																										4.20%
Applicable margin for base rate loans																									7.50%	6.50%
Maximum Total Leverage Ratio, Covenants Requirements																	3.25	3.00	2.75	4.00	5.50	1	1
Minimum Interest Coverage Ratio, Covenants Requirements																3.00				2.75	2.25	1	1
Minimum interest coverage ratio	2.25 to 1	2.75 to 1
Payments on term loan		46,700	123,379	750
Loss on early extinguishment of debt		(3,405)	(6,304)
Debt obligations																																	15,000
Incurred unamortized debt issue costs																																	9,333	9,427
Aggregate principal amount of Private placement								65,000		70,000
Debt instrument face amount additional from option exercised							19,500			10,000
Aggregate principal amount of Private placement		516,323					84,500			60,000
Cash payment to the holders					33,092				59,357
Semi-annually interest due date					June 15 and December 15					March 15 and September 15
Weighted average of interest paid		7.71%
Amount borrowed under revolving credit facility										59,357
Accrued interest					1,042				332
Total debt		303,820	267,748			32,050					104,407	59,357		184,187	168,733
Maturity of Notes		Dec. 15, 2012								Mar. 15, 2024
Long-term Debt (Textual) [Abstract]
Description of Limitations on capital expenditures		greater of $70,000 or 25% of EBITDA
Weighted average of interest paid		7.71%
Credit available facilities		$ 6,381